TRADE AND NOTES PAYABLE - AGEING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Trade and notes payables	$ 2,037,321	¥ 14,007,600	¥ 12,360,441
Within 1 year
Trade and notes payables		13,598,040	11,748,228
Past due for 1 to 2 years
Trade and notes payables		140,517	199,889
2020
Trade and notes payables		47,111	200,191
Over 3 years
Trade and notes payables		¥ 221,932	¥ 212,133